Organization and Description of Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Sep. 14, 2021	Jun. 30, 2021
Organization and Description of Business (Details) [Line Items]
Number of landfill	32	29
Number of states	18	18
Number Of non-operational facilities	1	1
Aria Energy LLC [Member]
Organization and Description of Business (Details) [Line Items]
Ownership interests					94.35%
Ownership Interest [Member]
Organization and Description of Business (Details) [Line Items]
Ownership interests			60.00%
Aria Energy LLC [Member] | Ownership Interest [Member]
Organization and Description of Business (Details) [Line Items]
Ownership interests				94.35%
Projects That Produce Pipeline-Quality RNG [Member]
Organization and Description of Business (Details) [Line Items]
Number of projects	13	11
LFG To Electric Project [Member]
Organization and Description of Business (Details) [Line Items]
Number of projects	19	18